Summary of Significant Accounting Policies - Long Lived Assets and Deferred Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Annual growth factor management fees	3.00%
Utilization rate of fleet	99.80%
Amortization of deferred drydock and special survey costs	$ 12,263	$ 9,581	$ 7,289
Amortization and write-off of deferred financing costs	4,061	5,384	6,309
Vessels
Property Plant And Equipment [Line Items]
Scrap value of vessels per LWT			$285 per LWT	$340 per LWT
Capitalized interest costs	$ 2,334	$ 1,831	$ 1,453
Period of review of special costs of assets	30 months
Ocean-going vessels
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	60 months
Push boats and barges
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	84 months